Fixed assets - Property, plant and equipment - Net book value reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Net book value of property, plant and equipment in the opening balance	€ 26,665	€ 25,912	€ 25,123
Acquisitions of property, plant and equipment	5,883	5,677	5,576
Changes in the scope of consolidation	63	0	242
Disposals and retirements	(44)	(35)	(25)
Depreciation and amortization, property, plant and equipment	(4,791)	(4,708)	(4,533)
Impairment of fixed assets	(39)	(135)	(48)
Translation adjustment	(27)	(44)	(607)
Reclassifications and other items	(17)	(2)	184
Net book value of property, plant and equipment in the closing balance	27,693	26,665	25,912
Finance leases [member]
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions of property, plant and equipment	€ 136	€ 43	€ 91